Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations:
Japan	¥14,785	¥38,569	¥74,291	$904
Overseas	41,272	54,732	56,193	684

	¥56,057	¥93,301	¥130,484	$1,588

Provision for income taxes:
Current—
Japan	¥32,286	¥26,566	¥12,302	$149
Overseas	17,553	18,367	16,423	200

	49,839	44,933	28,725	349

Deferred—
Japan	(23,322)	(15,137)	17,766	216
Overseas	(5,427)	(3,653)	(1,860)	(22)

	(28,749)	(18,790)	15,906	194

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Tax provision computed at statutory rate	¥22,927	¥38,160	¥53,368	$649
Increases (reductions) in taxes due to:
Change in valuation allowance	1,165	(5,647)	4,071	50
Non-deductible expenses for tax purposes	1,638	1,024	1,336	16
Non-taxable income for tax purposes	(635)	(2,697)	(2,852)	(35)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(3,699)	(4,335)	(6,994)	(85)
Effect of the new Japanese tax law	0	0	(8,195)	(100)
Other, net	(306)	(362)	3,897	48

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

Total Income Tax Recognized

Total income taxes recognized in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Provision for income taxes	¥21,090	¥26,143	¥44,631	$543
Income taxes on discontinued operations	7,019	6,771	(1,410)	(17)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	7,816	3,403	1,357	17
Defined benefit pension plans	4,925	(1,427)	(1,774)	(22)
Foreign currency translation adjustments	4,722	(214)	335	4
Net unrealized gains (losses) on derivative instruments	(1,066)	(338)	(648)	(8)

Total income taxes	¥44,506	¥34,338	¥42,491	$517

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Assets:
Net operating loss carryforwards	¥47,623	¥41,288	$502
Allowance for doubtful receivables on direct financing leases and probable loan losses	69,917	50,016	609
Investment in securities	6,672	5,325	65
Other operating assets	2,638	3,928	48
Accrued expenses	11,865	7,294	89
Installment loans	24,747	22,970	279
Other	30,521	40,449	492

	193,983	171,270	2,084
Less: valuation allowance	(26,794)	(24,138)	(294)

	167,189	147,132	1,790
Liabilities:
Investment in direct financing leases	16,462	12,535	152
Investment in operating leases	64,992	63,372	771
Deferred insurance policy acquisition costs	29,233	31,723	386
Policy liabilities	21,123	22,159	270
Undistributed earnings	23,892	19,792	241
Prepaid benefit cost	11,992	8,860	108
Other	68,950	60,271	733

	236,644	218,712	2,661

Net deferred tax liability	¥69,455	¥71,580	$871

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥170,866 million ($2,079 million) at March 31, 2012, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥11,076	$135
2014	4,572	56
2015	6,816	83
2016	28,915	352
2017	26,589	323
Thereafter	92,898	1,130

Total	¥170,866	$2,079

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Other assets	¥91,063	¥25,773	$313
Income taxes: Deferred	160,518	97,353	1,184

Net deferred tax liability	¥69,455	¥71,580	$871